Shareholders' equity - Preferred Stock Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Mellon Capital IV | The Bank Of New York Mellon Corporation
Class of Stock [Line Items]
Ownership percentage	100.00%
Series D Preferred Stock
Class of Stock [Line Items]
Liquidation preference per share (usd per share)			$ 100,000
Deferred fees for preferred stock redemption			$ 10
Decrease in deferred fees	$ 5